UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dune Capital Management LP
Address: 623 Fifth Avenue, 30th Floor
         New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joshua P. Eaton
Title:          General Counsel
Phone:          (212) 301-8303

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York           February 13, 2007
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $269,337
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------    -----    -------    -------    ---   ----  ----------   --------   ----    ------   ----
ACCO BRANDS CORP             COM       00081T108   32,055   1,211,000    SH             SOLE             1,211,000

AFFORDABLE
RESIDENTIAL CMTYS            COM       008273104    1,820     156,200    SH             SOLE               156,200

BJS WHOLESALE CLUB INC       COM       05548J106    8,210     263,900    SH             SOLE               263,900

EXPRESSJET HOLDINGS INC      CL A      30218U108    4,050     500,000    SH             SOLE               500,000

GRACE W R & CO DEL NEW       COM       38388F108   49,005   2,475,000    SH             SOLE             2,475,000

OWENS CORNING NEW            COM       690742101    9,009     301,306    SH             SOLE               301,306

PHH CORP                     COM       693320202   42,245   1,463,300    SH             SOLE             1,463,300

REALOGY CORP                 COM       75605E100   60,640   2,000,000    SH             SOLE             2,000,000

SALLY BEAUTY HLDGS INC       COM       79546E104    9,360   1,200,000    SH             SOLE             1,200,000

SEARS HLDGS CORP             COM       812350106   41,983     250,000    SH             SOLE               250,000

U S G CORP                   COM       903293405   10,960     200,000    SH             SOLE               200,000